SUBSEQUENT EVENTS (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 12, 2024	Nov. 11, 2024	Nov. 08, 2024	Jun. 03, 2024	May 30, 2024	May 13, 2024	Apr. 29, 2024	Mar. 15, 2022	Mar. 11, 2022	Oct. 12, 2021	Nov. 14, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2024	May 16, 2024
Subsequent Event [Line Items]
Proceeds from exercise of warrants															$ 254,000	$ 105,000	$ 306,000	$ 115,000
Officers compensation												$ 49,104		$ 30,593	$ 98,546	$ 57,593	$ 118,477
Reverse stock split			1:10 reverse stock split
Preferred stock, par value			$ 0.001									$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common stock, par value			$ 0.001									$ 0.001			0.001		$ 0.001	$ 0.001
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Officers compensation				$ 20,000
Director [Member]
Subsequent Event [Line Items]
Officers compensation				10,000
Restricted Stock [Member]
Subsequent Event [Line Items]
Common stock authorized for issuance																			2,000,000
Orocidin A/S [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						3,800,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued on exercise of warrants												19,400	6,000	8,000			30,600	11,500
Common stock authorized for issuance																			7,000,000
Common stock, par value												$ 0.001			$ 0.001
Number of shares of stock issued to acquisitions													3,800,000					250,000
GK Partners [Member]
Subsequent Event [Line Items]
Common stock issued on exercise of warrants											22,200
Exercise price of warrants											$ 10.00
Proceeds from exercise of warrants											$ 222,000
Orocidin A/S [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						525,597
Percentage of outstanding shares						95.00%
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of outstanding shares								90.00%		90.00%
Reverse stock split									1-for 50 reverse stock split
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares of stock issued to acquisitions	29,663
Restricted stock award, gross	200,000
Ownership percentage	100.00%
Subsequent Event [Member] | 2024 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock authorized for issuance																			7,000,000
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Officers compensation				20,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Officers compensation				$ 10,000
Subsequent Event [Member] | Orocidin A/S [Member]
Subsequent Event [Line Items]
Equity interest acquired, percentage																				95.00%
Subsequent Event [Member] | Orocidin A/S [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						3,800,000
Subsequent Event [Member] | Restricted Common Stock [Member]
Subsequent Event [Line Items]
Stock conversion, description		acquire 100% of the outstanding shares of Bio-Convert in exchange for 12 million shares
Outstanding shares, converted		12,000,000
Subsequent Event [Member] | GK Partners [Member]
Subsequent Event [Line Items]
Common stock issued on exercise of warrants					3,000		3,000
Exercise price of warrants					$ 10.00		$ 10.00
Proceeds from exercise of warrants					$ 30,000		$ 30,000
Subsequent Event [Member] | Orocidin A/S [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						525,597
Percentage of outstanding shares						95.00%
Subsequent Event [Member] | Reddington Partners LLC [Member] | Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Reverse stock split			1:10 reverse stock split
Preferred stock, par value			$ 0.001
Common stock, par value			$ 0.001